Subsequent Events (Details Narrative)						6 Months Ended	12 Months Ended
	Aug. 19, 2025 USD ($) $ / shares shares	Aug. 06, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Apr. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Jun. 30, 2025 USD ($) Segment $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Subsequent Event [Line Items]
Number of operating segments | Segment						1
Number of reportable segments | Segment						1
Shares issued value | $						$ 433,000	$ 3,000,000	$ 3,006,000
Shares price					$ 0.0001		$ 0.0001	$ 0.0001
Series CF Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued value | $			$ 5,120,000	$ 2,031,000	$ 2,985,000
Shares issued | shares			2,411,364	957,102
Shares issued price per share			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	0.0001
Shares price			$ 2.12343	$ 2.12343	$ 2.12343	$ 2.12343	$ 2.12343
Fee amount | $					$ 97,000		$ 97,000
Series CF Preferred Stock [Member] | Listing Agreement [Member]
Subsequent Event [Line Items]
Shares issued value | $					$ 1,368,000
Shares issued price per share					$ 0.0001		$ 0.0001
Shares price					$ 2.12343		$ 2.12343
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued price per share	$ 0.0001
Subsequent Event [Member] | CF2 Preferred Stock [Member] | Listing Agreement [Member]
Subsequent Event [Line Items]
Shares issued value | $	$ 664,000
Shares issued | shares	171,870
Subsequent Event [Member] | Series CF Preferred Stock [Member] | Listing Agreement [Member]
Subsequent Event [Line Items]
Shares price	$ 3.8643
Fee amount | $	$ 46,000
Subsequent Event [Member] | Series E Convertible Preferred Stock [Member] | Securities Purchase And Conversion Agreement [Member]
Subsequent Event [Line Items]
Shares issued price per share		$ 3.75
Shares price		$ 10.00
Debt Conversion, Converted Instrument, Rate		50.00%
Convertible conversion amount | $		$ 6,800,000
Convertible preferred stock, shares | shares		682,770
Initial conversion price		$ 4.62
Debt conversion description		(i) the Company closing one or more equity financings yielding an aggregate amount of net cash proceeds of at least $20,000,000; or (ii) June 30, 2026, the Company shall make twenty-four (24) consecutive equal monthly installments of principal and interest based on a thirty-six (36) month amortization period, with the balance of the obligation due and payable on the 25th month.
Subsequent Event [Member] | Series E Convertible Preferred Stock [Member] | Securities Purchase And Conversion Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Convertible conversion amount | $		$ 8,000,000